SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
SEGMENTED INFORMATION

Quebecor Media Inc. (“Quebecor Media” or the “Corporation”) is incorporated under the laws of Québec  and is a wholly owned subsidiary of Quebecor Inc. (“Quebecor” or the “parent corporation”). Unless the context otherwise requires, Quebecor Media or the Corporation refers to Quebecor Media Inc. and its subsidiaries. The Corporation’s head office and registered office is located at 612 rue Saint-Jacques, Montréal (Québec), Canada. The percentages of voting rights and equity in its major subsidiaries are as follows:

	% voting	% equity
Videotron Ltd.	100.0%	100.0%
TVA Group Inc.	99.9%	68.4%
MediaQMI Inc.	100.0%	100.0%
QMI Spectacles Inc.	100.0%	100.0%

The Corporation operates, through its subsidiaries, in the following industry segments: Telecommunications, Media, and Sports and Entertainment. The Telecommunications segment offers Internet access, television distribution, mobile and wireline telephony, business solutions and over-the-top video services in Canada and is engaged in the rental of movies and televisual products through its video-on-demand service. The operations of the Media segment in Québec include the operation of an over-the-air television network and specialty television services, the operation of soundstage and equipment leasing and post-production services for the film and television industries, the printing, publishing and distribution of daily newspapers, the operation of news and entertainment digital platforms and a music streaming service, the publishing and distribution of magazines, the production and distribution of audiovisual content, and the operation of an out-of-home advertising business. The activities of the Sports and Entertainment segment in Québec encompass the operation and management of the Videotron Centre in Québec City, show production, sporting and cultural events management, the publishing and distribution of books, the distribution and production of music, and the operation of two Quebec Major Junior Hockey League teams.

These segments are managed separately since they all require specific market strategies. The accounting policies of each segment are the same as the accounting policies used for the consolidated financial statements. Segment income includes income from sales to third parties and inter segment sales. Transactions between segments are measured at exchange amounts between the parties.

COVID-19 pandemic

The COVID-19 pandemic is having a significant impact on the economic environment in Canada and around the world. On March 13, 2020, in order to limit the spread of the virus, the Québec government imposed a number of restrictions and special preventive measures, including the suspension of business activities deemed non-essential, across Québec. The Québec government subsequently implemented a gradual reopening plan, which was followed at the end of December 2020 by new restrictions and the suspension of some business activities due to the second wave of the pandemic. This health crisis curtailed the operations of many of Quebecor Media's business partners and led to a significant slowdown in some of the Corporation’s segments in 2020. Among other impacts, the restrictions and preventive measures imposed by the Québec government caused a significant reduction in volume at Videotron Ltd.’s (“Videotron”) retail outlets and delays in client migration to its new Helix entertainment and home management platform; lower advertising revenues, a significant decrease in sports events broadcast by the TVA Sports specialty channel, and reduced film and audiovisual content activity in the Media segment; and the cancellation of most shows and events and the interruption of music and book distribution activities in the Sports and Entertainment segment. Despite the constraints created by this pandemic, Quebecor Media has continued and will continue to provide essential telecommunications and news services during this health crisis, while safeguarding the health and safety of the public and its employees. Because of the slowdown in the economy, approximately 10% of Quebecor Media's workforce have received benefits in 2020 under the Corporation’s assistance program. During the health crisis, this program provides financial assistance to employees temporarily laid off or to employees on stand-by in addition to the Canadian wage subsidy programs. Due to significant decreases in their revenues, most of the business units in the Media segment and Sports and Entertainment segment have qualified for the Emergency Wage Subsidy, and subsidies totalling $49.6 million were recorded in 2020 as a reduction in employee costs. Given the uncertainty about the evolution of the pandemic, the full impact of the health crisis over its duration cannot be determined with certainty.

			Sports
			and	Head Office
	Telecom-munications	Media	Entertainment	and Inter-segments	Total
					2020
Revenues	$3,622.6	$650.5	$158.0	$(113.3)	$4,317.8

Employee costs	403.8	176.7	30.3	24.2	635.0
Purchase of goods and services	1,354.4	391.6	119.0	(136.8)	1,728.2
Adjusted EBITDA[1]	1,864.4	82.2	8.7	(0.7)	1,954.6

Depreciation and amortization					804.1
Financial expenses					277.8
Loss on valuation and translation of financial instruments					1.3
Restructuring of operations and other items					39.2
Income before income taxes					$832.2

Cash flows used for
Additions to property, plant and equipment	$429.3	$15.9	$0.6	$0.4	$446.2
Additions to intangible assets	180.1	22.1	2.8	0.9	205.9

			Sports
			and	Head Office
	Telecom-munications	Media	Entertainment	and Inter-segments	Total
					2019
Revenues	$3,480.4	$738.0	$192.2	$(116.8)	$4,293.8

Employee costs	398.6	228.6	38.6	32.4	698.2
Purchase of goods and services	1,278.4	434.6	146.3	(146.6)	1,712.7
Adjusted EBITDA[1]	1,803.4	74.8	7.3	(2.6)	1,882.9

Depreciation and amortization					751.2
Financial expenses					282.9
Loss on valuation and translation of financial instruments					0.8
Restructuring of operations and other items					28.6
Income before income taxes					$819.4

Cash flows used for
Additions to property, plant and equipment	$476.8	$21.8	$1.3	$1.4	$501.3
Additions to intangible assets	468.0	24.8	3.5	0.6	496.9

			Sports
			and	Head Office
	Telecom-munications	Media	Entertainment	and Inter-segments	Total
					2018
Revenues	$3,382.0	$728.6	$182.1	$(111.7)	$4,181.0

Employee costs	387.1	234.4	38.8	36.3	696.6
Purchase of goods and services	1,279.3	434.2	132.8	(143.3)	1,703.0
Adjusted EBITDA[1]	1,715.6	60.0	10.5	(4.7)	1,781.4

Depreciation and amortization					753.3
Financial expenses					291.5
Loss on valuation and translation of financial instruments					0.9
Restructuring of operations and other items					29.1
Income before income taxes					$706.6

Cash flows used for
Additions to property, plant and equipment	$513.2	$28.7	$1.5	$5.8	$549.2
Additions to intangible assets	190.2	4.8	3.5	(1.1)	197.4
[1]

The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is referred as a non-IFRS measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations and other items, income taxes and income from discontinued operations.